Leases - Summary of supplemental information related to operating leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Leases [Abstract]
Operating lease right-of-use assets, net	¥ 105,865	$ 16,225	¥ 23,873
Operating lease liabilities—current	29,982		4,166
Operating lease liabilities—non-current	79,748	$ 12,222	21,206
Total operating lease liabilities	¥ 109,730		¥ 25,372
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Total operating lease liabilities	Total operating lease liabilities	Total operating lease liabilities
Weighted average remaining lease term	4 years 4 months 24 days	4 years 4 months 24 days	5 years
Weighted average discount rate	4.10%	4.10%	4.35%